Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
17. Supplemental Cash Flow Information
a)Total cash, cash equivalents and restricted cash are as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
	$	$	$
Cash and cash equivalents	424,169	445,452	567,994
Restricted cash – current	40,493	38,179	107,672
Restricted cash – non-current	40,977	68,543	129,576
	505,639	552,174	805,242

The Company maintains restricted cash deposits relating to certain term loans, leasing arrangements, and project tenders.

b)The changes in operating assets and liabilities for the years ended December 31, 2018, 2017, and 2016, are as follows:

	Year Ended December 31,
	2018	2017	2016
Accounts receivable	(25,090)	(1,925)	96,497
Prepaid expenses and other	(30,808)	3,118	9,690
Accounts payable	8,929	(14,499)	(10,705)
Accrued liabilities and other	32,215	118,137	(44,748)
	(14,754)	104,831	50,734

c)
Cash interest paid, including realized interest rate swap settlements, during the years ended December 31, 2018, 2017, and 2016, totaled $242.9 million, $319.6 million and $341.0 million, respectively. In addition, during the years ended December 31, 2018, 2017, and 2016, cash interest paid relating to interest rate swap amendments and terminations totaled $13.7 million, $0.6 million and $8.1 million, respectively.

d)
As described in Note 22, in November 2017, Teekay Tankers acquired the outstanding shares of TIL through issuing 89.0 million Class A common shares, which was treated as a non-cash transaction in the Company's consolidated statement of cash flows. As a result of this transaction, Teekay Tankers acquired $37.6 million in cash and paid $6.8 million in professional fees.

e)
In 2018 and 2017, the portion of the distributions paid in kind by Teekay Offshore to the unitholders of Series C-1 Preferred Units and Series D Preferred Units, of $nil and $12.7 million, respectively, was treated as a non-cash transaction in the consolidated statements of cash flows.